SCHEDULE OF RESTRICTED SHARE ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of shares Unvested, Balance
Weighted average grant date fair value Unvested, Balance
Number of shares, Granted		2,871,270	2,844,235
Weighted average grant date fair value, Granted		$ 0.05	$ 0.13
Number of shares, Vested		(2,871,270)	(2,844,235)
Weighted average grant date fair value, Vested		$ 0.05	$ 0.13
Number of shares Unvested, Balance
Weighted average grant date fair value Unvested, Balance